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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1.	Name and address of issuer:

Janus Investment Fund

151 Detroit Street

Denver, CO 80206-4805

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐
INTECH Global Dividend Fund
INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
Janus Diversified Alternatives Fund
Janus Flexible Bond Fund
Janus Global Allocation Fund — Conservative (formerly named Janus Conservative Allocation Fund)
Janus Global Allocation Fund — Growth (formerly named Janus Growth Allocation Fund)
Janus Global Allocation Fund — Moderate (formerly named Janus Moderate Allocation Fund)
Janus Global Bond Fund
Janus Government Money Market Fund
Janus High-Yield Fund
Janus Money Market Fund
Janus Real Return Fund (formerly named Janus Real Return Allocation Fund)
Janus Short-Term Bond Fund
Janus World Allocation Fund (merged with and into Janus Global Allocation Fund — Moderate)
Perkins Large Cap Value Fund
Perkins Mid Cap Value Fund
Perkins Select Value Fund
Perkins Small Cap Value Fund
Perkins Value Plus Income Fund

3.	Investment Company Act File Number: 811-1879

Securities Act File Number: 2-34393

4(a).	Last day of fiscal year for which this Form is filed:

June 30, 2013

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$11,270,056,724

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$13,273,763,520

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$4,820,983,145

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	-$	18,094,746,665

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$(6,824,689,941)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x$	.00013640

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$	0
6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery
☐	Wire Transfer

☐	Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

	Name:	/s/Brian Szilagyi

	Title:	Director, Investment Accounting,
Mutual Fund Ops - Fund Rpt & Tax
Date: September 17, 2013